Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.10%	9.10%	7.20%
Growth rates	[1]	2.00%	2.00%	2.00%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.40%	9.10%	7.30%
Growth rates	[1]	1.50%	1.50%	1.50%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.40%	9.20%	7.30%
Growth rates	[1]	1.50%	1.40%	1.40%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.70%	9.40%	7.60%
Growth rates	[1]	1.60%	1.70%	1.50%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates		11.60%	10.30%	8.40%
Growth rates	[1]	1.00%	1.10%	1.00%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates		12.70%	10.90%	8.50%
Growth rates	[1]	3.30%	3.30%	3.50%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.30%	9.30%	7.40%
Growth rates	[1]	1.50%	1.50%	1.70%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		17.00%	13.90%	11.70%
Growth rates	[1]	6.40%	6.00%	6.00%

[1]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).